SUBSEQUENT EVENTS	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 20, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS
On July 16, 2021, the Company announced that it had entered into a definitive business combination agreement, dated as of July 15, 2021 (the “
Business Combination Agreement
”), by and among the Company, Fathom Holdco, LLC, a Delaware limited liability company (“
Fathom
”), Rapid Merger Sub, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Company (“
Rapid Merger Sub
”), and the other parties thereto. Pursuant to the terms of the Business Combination Agreement, among other things, Rapid Merger Sub will merge with and into Fathom, with Fathom as the surviving entity of the merger, and the Company will change its name to “Fathom Digital Manufacturing Corporation” and will be a publicly-traded industrial technology company that provides digital manufacturing services focused on prototype development and low volume production for blue chip corporate clients.
In connection with the proposed business combination pursuant to the terms of the Business Combination Agreement, the Company will combine with Fathom at an estimated $1.5 billion pro forma equity value. Cash proceeds in connection with the business combination will be funded through a combination of the Company’s cash held in the Trust Account and a $80 million fully committed, common stock private investment in public equity (the “
PIPE Investment
”) at $10.00 per share. As part of the PIPE Investment, an affiliate of the Sponsor agreed to subscribe for $10.0 million at $10.00 per share.
Effective as of July 14, 2021, a member of the Company’s board of directors entered into an employment agreement with HPS Investment Partners, LLC, an affiliate of the Sponsor, and, as a result, ceased to be “independent,” as defined in the listing standards of the New York Stock Exchange. Such member of the Company’s board of directors resigned from the Company’s nominating committee and compensation committee effective as of July 14, 2021 as a result of ceasing to be “independent.”
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed financial statements.